Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0000931491
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Wellington Shields All-Cap Fund – Institutional Shares
Shareholder Report [Line Items]
Fund Name	Wellington Shields All-Cap Fund
Class Name	Institutional Shares
Trading Symbol	WSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wellington Shields All-Cap Fund ("Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cmitfunds.com/literature. You can also request this information by contacting us at 1-888-626-3863.
Additional Information Phone Number	1-888-626-3863
Additional Information Website	https://www.cmitfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Shares	$139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Wellington Shields All-Cap Fund Institutional Shares (the "All-Cap Fund") had a total return of 14.85% for the fiscal year ending November 30, 2025, compared with returns of 14.09% for the Russell 1000® Index and 15.00% for the S&P 500® Index for the same period. The All-Cap Fund performance was negatively impacted by declines in United Health Group Inc., Apollo Global Management Inc., and Flutter Plc., while Nvidia Corp., Alphabet Inc., and Bloom Energy Corp. were positive contributors to the portfolio performance.

The fiscal year began in the midst of a renewed interest rate cutting cycle with the Federal Reserve citing rising unemployment as a bigger concern than inflation. Lower interest rates propelled equity markets to new highs in February before inflation concerns caused the market to question the pace and magnitude of continued interest rate cuts. Markets were shocked by President Trump's initial tariff salvo in April, and completed a 20% peak to trough correction a week after that announcement. Markets began a slow and sustained recovery through the remainder of the year as actual tariff implementation was not as draconian as feared. A capital spending arms race by the well-funded hyperscalers to deliver Artificial Intelligence drove strong earnings growth across a wide range of technology, infrastructure, and power suppliers. The One Big Beautiful Tax Bill signed into law July 4th included a huge incentive for investment in the United States in the form of 100% depreciation for capital investments. Consumers are also poised to benefit from larger tax refunds in April 2026. In this environment corporate earnings grew much faster than anticipated which drove strong returns for the equity market.

The All-Cap Fund particularly benefited from investments in areas related to artificial intelligence, carbon free energy, the continued evolution of the energy grid, and the development of GLP-1 drugs.

We appreciate your continued trust and investment in the Wellington Shields All-Cap Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	One Year	Five Years	Ten Years
Wellington Shields All-Cap Fund – Institutional Shares	14.85%	10.63%	10.04%
Russell 1000® Index	14.09%	14.53%	14.38%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 69,222,647
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 615,783
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)
Net Assets ($)	$69,222,647
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$615,783

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
(% of net assets)

Goldman Sachs Financial Square Government Fund Institutional Class	7.44%
Alphabet, Inc. - Class A	5.55%
NVIDIA Corporation	4.96%
Bloom Energy Corporation - Class A	4.25%
Eli Lily And Company	4.04%
Microsoft Corporation	3.91%
JPMorgan Chase & Co.	3.84%
Quanta Services, Inc.	3.76%
Amazon.com, Inc.	3.70%
Walmart Inc.	3.54%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)

Goldman Sachs Financial Square Government Fund Institutional Class	7.44%
Alphabet, Inc. - Class A	5.55%
NVIDIA Corporation	4.96%
Bloom Energy Corporation - Class A	4.25%
Eli Lily And Company	4.04%
Microsoft Corporation	3.91%
JPMorgan Chase & Co.	3.84%
Quanta Services, Inc.	3.76%
Amazon.com, Inc.	3.70%
Walmart Inc.	3.54%